Note 7 - Fair Value	6 Months Ended
Jun. 30, 2020
Fair Value Abstract
Fair Value Measurement

7. Fair value of financial instruments

The criteria and valuation methods used to calculate the fair value of financial assets as of June 30, 2020 do not differ significantly from those included in Note 8 from the consolidated financial statements for the year ended December 31, 2019.

The techniques and unobservable inputs used for the valuation of the financial instruments classified in the fair value hierarchy as Level 3, do not significantly differ from those detailed in Note 8 of the consolidated financial statements for the year 2019 Nevertheless, the level of significance of the unobservable inputs used to determine the hierarchy of the fair value of loans and advances to customers at amortized cost has been revised, resulting in greater exposure classified as level 3.

The effect on the consolidated income statements and on the consolidated equity, resulting from changing the main assumptions used in the valuation of Level 3 financial instruments for other reasonably possible assumptions, does not differ significantly from that detailed in Note 8 of the consolidated financial statements for the year 2019.

Below is a comparison of the carrying amount of the Group’s financial instruments in the accompanying consolidated balance sheets and their respective fair values as of June 30, 2020 and December 31, 2019:

Fair value and carrying amount (Millions of Euros)
		June 2020		December 2019
	Notes	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS
Cash, cash balances at central banks and other demand deposits	8	65,877	65,877	44,303	44,303
Financial assets held for trading	9	119,332	119,332	102,688	102,688
Non-trading financial assets mandatorily at fair value through profit or loss	10	4,998	4,998	5,557	5,557
Financial assets designated at fair value through profit or loss	11	1,098	1,098	1,214	1,214
Financial assets at fair value through other comprehensive income	12	70,045	70,045	61,183	61,183
Financial assets at amortized cost	13	450,222	452,719	439,162	442,788
Derivatives - Hedge accounting	14	2,531	2,531	1,729	1,729
LIABILITIES
Financial liabilities held for trading	9	108,624	108,624	89,633	89,633
Financial liabilities designated at fair value through profit or loss	11	9,203	9,203	10,010	10,010
Financial liabilities at amortized cost	21	559,713	557,678	516,641	515,910
Derivatives - Hedge accounting	14	2,368	2,368	2,233	2,233

The following table shows the financial instruments in the accompanying consolidated balance sheets, broken down by the measurement technique used to determine their fair value as of June 30, 2020 and December 31, 2019:

Fair value of financial instruments by levels (Millions of Euros)
	June 2020			December 2019
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	65,686	-	191	44,111	-	192
Financial assets held for trading	30,604	86,964	1,763	31,135	70,045	1,508
Loans and advances	2,483	33,848	1,261	697	32,321	1,285
Debt securities	15,246	11,304	89	18,076	8,178	55
Equity instruments	5,751	28	82	8,832	-	59
Derivatives	7,124	41,785	331	3,530	29,546	109
Non-trading financial assets mandatorily at fair value through profit or loss	1,629	2,224	1,145	4,305	92	1,160
Loans and advances	152	-	538	82	-	1,038
Debt securities	-	205	45	-	91	19
Equity instruments	1,477	2,019	562	4,223	1	103
Financial assets designated at fair value through profit or loss	925	172	-	1,214	-	-
Debt securities	925	172	-	1,214	-	-
Financial assets at fair value through other comprehensive income	57,066	12,129	849	50,896	9,203	1,084
Loans and advances	33	-	-	33	-	-
Debt securities	55,780	11,990	452	49,070	9,057	604
Equity instruments	1,254	139	397	1,794	146	480
Financial assets at amortized cost	32,880	26,566	393,273	29,391	217,279	196,119
Derivatives – Hedge accounting	153	2,370	8	44	1,685	-
LIABILITIES
Financial liabilities held for trading	26,953	80,095	1,576	26,266	62,541	827
Deposits	7,727	37,828	1,082	9,595	32,121	649
Trading derivatives	8,612	41,048	494	4,425	30,419	175
Short positions	10,614	1,219	-	12,246	1	2
Financial liabilities designated at fair value through profit or loss	-	8,120	1,083	-	9,984	27
Customer deposits	-	914	-	-	944	-
Debt certificates	-	3,119	1,083	-	4,629	27
Other financial liabilities	-	4,087	-	-	4,410	-
Financial liabilities at amortized cost	92,354	314,925	150,399	67,229	289,599	159,082
Derivatives – Hedge accounting	48	2,287	34	30	2,192	11